Employment Benefits - Summary of the Fair Value of Plan Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Equity instruments		₩ 5,326	₩ 171,301
Debt instruments		697,907	854,640
Bank deposits		611,821	590,103
Others	[1]	2,034,426	1,533,370
Plan assets		₩ 3,349,480	₩ 3,149,414

[1]	‘Others’ consist of various financial assets managed by external asset management companies.